Investments (Carrying Amount Of Equity Method Investments) (Details) - USD ($) $ in Millions		Mar. 31, 2018	May 11, 2017	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 127.0		$ 322.9
EPIX
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			31.15%	31.15%	31.15%
Equity method investments	[1]	$ 0.0		$ 188.8
Pop
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%		50.00%	50.00%
Equity method investments		$ 91.3		$ 96.8
Other
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 35.7		$ 37.3

[1]	In May 2017, the Company sold all of its 31.15% equity interest in EPIX to MGM (see further details below).